PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant, and Equipment	■ Property, Plant and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2025
Net of accumulated depreciation	$8,989	$15,085	$4,485	$28,559
Additions[5]	6	116	3,754	3,876
Capitalized interest	—	—	55	55
Acquisitions[6]	838	2,097	196	3,131
Divestitures[7]	(746)	(2,719)	(583)	(4,048)
Disposals	(2)	(1)	(5)	(8)
Depreciation	(1,103)	(1,096)	—	(2,199)
Impairment charges	(4)	(2)	(6)	(12)
Transfers[8]	1,017	1,489	(2,506)	—
At December 31, 2025	$8,995	$14,969	$5,390	$29,354

At December 31, 2025
Cost	$21,675	$34,943	$17,359	$73,977
Accumulated depreciation and impairments	(12,680)	(19,974)	(11,969)	(44,623)
Net carrying amount – December 31, 2025	$8,995	$14,969	$5,390	$29,354

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2024
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	12,206	20,279	11,955	44,440
Net carrying amount – January 1, 2024	$6,915	$14,343	$5,158	$26,416
Additions[5]	21	135	3,092	3,248
Capitalized interest	—	—	33	33
Disposals	(8)	—	(1)	(9)
Depreciation	(1,052)	(1,018)	—	(2,070)
Impairment reversals (charges)	347	602	(8)	941
Transfers[8]	2,766	1,023	(3,789)	—
At December 31, 2024	$8,989	$15,085	$4,485	$28,559

At December 31, 2024
Cost	$21,773	$35,740	$16,448	$73,961
Accumulated depreciation and impairments	(12,784)	(20,655)	(11,963)	(45,402)
Net carrying amount – December 31, 2024	$8,989	$15,085	$4,485	$28,559
[1]Additions include $31 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2025 (2024:
$20 million). Depreciation includes depreciation for leased right-of-use assets of $15 million for the year ended December 31, 2025 (2024:
$17 million). The net carrying amount of leased right-of-use assets was $45 million as at December 31, 2025 (2024: $53 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[4]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Relates to the acquisition of our Loulo-Gounkoto mine. Refer to notes 4 and 35 for further details.
[7]Primarily relates to the divestment of our Hemlo and Tongon mines, Donlin Gold project and the deconsolidation of our Loulo-Gounkoto mine upon loss of control. Refer to notes 4 and 35 for further details.
[8]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
a)   Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2025	Carrying amount at Dec. 31, 2024
Construction-in-progress[1]	$2,190	$1,856
Acquired mineral resources and exploration potential	53	53
Projects
Pascua-Lama	721	725
Norte Abierto	701	686
Reko Diq	1,725	914
Donlin Gold	—	251
	$5,390	$4,485
[1]Represents assets under construction at our operating
minesites.
b)   Changes in Gold and Copper Mineral Life of Mine
Plan
As part of our annual business cycle, we prepare updated
estimates of proven and probable gold and copper mineral
reserves and the portion of resources considered probable
of economic extraction for each mineral property. This
forms the basis for our LOM plans. We prospectively revise
calculations of amortization expense for property, plant and equipment amortized using the UOP method, where the
denominator is our LOM ounces. The effect of changes in
our LOM on amortization expense for 2025 was a $10
million decrease (2024: $21 million decrease).
c)   Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had commitments of
approximately $2,329 million at December 31, 2025 (2024:
$605 million) for construction activities at our sites and
projects.
d)   Other Lease Disclosure
The Company leases various buildings, plant and
equipment as part of the normal course of operations.
Lease terms are negotiated on an individual basis and
contain a wide range of different terms and conditions.
Refer to note 25 for a lease maturity analysis. Included in
net income for 2025 are short-term payments and variable
lease payments not included in the measurement of lease
liabilities of $10 million (2024: $9 million) and $165 million
(2024: $203 million), respectively.